SCHEDULE OF OUTSTANDING STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Oct. 28, 2020 shares $ / shares	Mar. 18, 2020 shares $ / shares	Jan. 21, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	1,883,343	1,883,343	820,010	889,523	767	75,000	47,619
Number of stock options, Exercisable	1,152,784	1,152,784
Number of stock options, Exercise price | $ / shares					$ 1.14	$ 0.39	$ 0.42
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	543,333	543,333
Number of stock options, Exercisable	510,000	510,000
Number of stock options, Expiry date	Aug. 20, 2025
Number of stock options, Exercise price | (per share)	$ 1.11	$ 1.50
Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	40,000	40,000
Number of stock options, Exercisable	40,000	40,000
Number of stock options, Expiry date	Sep. 01, 2025
Number of stock options, Exercise price | (per share)	$ 1.66	$ 2.25
Stock option three [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	33,333	33,333
Number of stock options, Exercisable	33,333	33,333
Number of stock options, Expiry date	Jan. 28, 2025
Number of stock options, Exercise price | (per share)	$ 2.21	$ 3.00
Stock option four [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	50,000	50,000
Number of stock options, Exercisable	33,333	33,333
Number of stock options, Expiry date	Jun. 03, 2026
Number of stock options, Exercise price | (per share)	$ 6.20	$ 8.40
Stock option five [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	16,677	16,677
Number of stock options, Exercisable	11,118	11,118
Number of stock options, Expiry date	Oct. 28, 2026
Number of stock options, Exercise price | (per share)	$ 5.90	$ 8.00
Stock option six [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	900,000	900,000
Number of stock options, Exercisable	225,000	225,000
Number of stock options, Expiry date	Aug. 02, 2032
Number of stock options, Exercise price | (per share)	$ 2.63	$ 3.56
Stock option seven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	300,000	300,000
Number of stock options, Exercisable	300,000	300,000
Number of stock options, Expiry date	Aug. 21, 2032
Number of stock options, Exercise price | (per share)	$ 2.95	$ 4.00